Income Taxes - Schedule of Income Tax Expense (Benefit) (Details) - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax expense (benefit):
Tax provision			$ 0
Social Finance, Inc.
Current tax expense:
U.S. federal				$ 0	$ 0	$ 34,000
U.S. state and local				23,000	17,000	80,000
Foreign				13,000	29,000	17,000
Total current tax expense				36,000	46,000	131,000
Deferred tax expense (benefit):
U.S. federal				(70,692,000)	(34,000)	2,664,000
U.S. state and local				(33,823,000)	94,000	(3,753,000)
Foreign				11,000	(8,000)	0
Deferred income taxes	$ 623,000	$ 62,000		(104,504,000)	52,000	(1,089,000)
Tax provision	$ 1,099,000	$ 57,000		$ (104,468,000)	$ 98,000	$ (958,000)